INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Amortization of intangible assets		$ 161,440	$ 275,857	$ 326,467	$ 557,976	$ 1,114,349	$ 1,120,617
Gain on sale of intangible assets						460,383
Impairment of intangible assets						5,313,640
License rights		$ 17,712,991		$ 17,712,991		17,712,991	$ 17,712,991
Squalamine Patents [Member]
Gain on sale of intangible assets	$ 460,383					460,383
Sale of intangible assets	$ 508,078					508,078
Additional milestone payments receivable						$ 1,100,000